Prepaid Expenses and Other Assets (Details) ¥ in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Prepaid Expenses and Other Assets [Abstract]
Bad debts			$ 1,380,331
Case acceptance fee	3,600,000
Amount claim	$ 1,450,000,000	¥ 10
Expected year	1 year	1 year
Other current assets write-off	$ 2,201,448